Earnings per Share - Additional Information (Details) € in Millions	Sep. 18, 2019 shares	Mar. 24, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Earnings per share [abstract]
Stock split ratio	0.0556
Shares issued during period, stock split (in shares) | shares	206,595,492
Earnings per share [line items]
Share capital | €			€ 246.3	€ 246.3
Announcement Of Research, Development And Commercialization Collaboration Agreement
Earnings per share [line items]
Shares issued (in shares) | shares		497,727
Share capital | €		€ 0.5